UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09092

First Eagle Variable Funds
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Suzan J. Afifi First Eagle Variable Funds 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 632-2700

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2018

Item 1. Schedule of Investments. — The schedule of investments for the three-month period ended March 31, 2018, is filed herewith.

First Eagle Overseas Variable Fund
Schedule of Investments
March 31, 2018 (unaudited)

Investments	Shares	Value ($)

COMMON STOCKS — 73.0%

Africa — 0.1%
Randgold Resources Ltd., ADR	3,553	295,752

Australia — 0.6%
Newcrest Mining Ltd.	168,509	2,541,552

Belgium — 1.4%
Groupe Bruxelles Lambert SA	39,582	4,527,127
Sofina SA	6,645	1,127,342
		5,654,469
Brazil — 0.6%
Cielo SA	419,740	2,630,487

Canada — 6.6%
Agnico Eagle Mines Ltd.	48,490	2,039,941
Barrick Gold Corp.	132,876	1,654,306
Canadian Natural Resources Ltd.	27,166	853,978
Cenovus Energy, Inc.	269,658	2,302,879
Franco-Nevada Corp.	21,929	1,496,146
Goldcorp, Inc.	200,564	2,771,795
Imperial Oil Ltd.	160,534	4,251,500
Nutrien Ltd.	166,317	7,860,141
Suncor Energy, Inc.	56,887	1,964,453
Wheaton Precious Metals Corp.	97,890	1,994,019
		27,189,158
Chile — 0.9%
Cia Cervecerias Unidas SA, ADR	127,447	3,748,216

Denmark — 0.6%
ISS A/S*	62,543	2,322,814

France — 9.5%
Bouygues SA	66,781	3,348,280
Carrefour SA	75,328	1,562,295
Cie de Saint-Gobain	85,860	4,533,840
Danone SA	90,798	7,362,109
Laurent-Perrier	22,658	2,643,356
Legrand SA	18,165	1,425,239
Neopost SA	1,929	50,823
Rexel SA	182,229	3,086,912
Robertet SA	4,610	2,836,166
Sabeton SA	4,600	139,238
Sanofi	59,774	4,796,271
Sodexo SA	33,725	3,394,355
TOTAL SA	38,265	2,193,338
Wendel SA	12,698	1,980,027
		39,352,249
Germany — 2.9%
Hamburger Hafen und Logistik AG	37,706	848,396
HeidelbergCement AG	65,371	6,422,176
Linde AG*	12,090	2,554,730
Telefonica Deutschland Holding AG	458,006	2,152,127
		11,977,429
Greece — 0.5%
JUMBO SA	124,497	2,227,322

Hong Kong — 5.4%
CK Asset Holdings Ltd.	91,181	769,483
Great Eagle Holdings Ltd.	621,014	3,159,568
Guoco Group Ltd.	254,670	3,381,637
Hang Lung Properties Ltd.	2,084,751	4,892,963
Hopewell Holdings Ltd.	572,651	2,194,775
Hysan Development Co. Ltd.	433,760	2,301,895
Jardine Matheson Holdings Ltd.	78,980	4,867,246
Jardine Strategic Holdings Ltd.	7,800	299,861
Swire Properties Ltd.	159,924	562,482
		22,429,910
Ireland — 0.4%
CRH plc	52,408	1,771,586

Israel — 0.2%
Israel Chemicals Ltd.	221,983	942,385

Italy — 0.2%
Italmobiliare SpA	28,871	810,817

Japan — 22.1%
As One Corp.	30,380	1,935,777
Astellas Pharma, Inc.	193,200	2,930,546
Chofu Seisakusho Co. Ltd.	59,539	1,417,902
Daiichikosho Co. Ltd.	62,230	3,298,503
FANUC Corp.	48,580	12,308,790
Hirose Electric Co. Ltd.	28,980	3,981,839
Hoya Corp.	94,160	4,694,505
Kansai Paint Co. Ltd.	91,780	2,137,407
KDDI Corp.	375,900	9,596,658
Keyence Corp.	11,200	6,951,252
Mitsubishi Estate Co. Ltd.	360,560	6,094,330
MS&AD Insurance Group Holdings, Inc.	115,600	3,644,923
Nagaileben Co. Ltd.	45,010	1,233,487
Nissin Foods Holdings Co. Ltd.	27,000	1,872,656
NTT DOCOMO, Inc.	184,800	4,717,910
Secom Co. Ltd.	101,060	7,522,158
Secom Joshinetsu Co. Ltd.	19,594	690,546
Shimano, Inc.	23,060	3,324,472
SK Kaken Co. Ltd.	11,194	1,193,515
SMC Corp.	7,660	3,100,570
Sompo Holdings, Inc.	190,000	7,646,069
T Hasegawa Co. Ltd.	49,700	940,706
		91,234,521
Mexico — 1.0%
Fresnillo plc	166,759	2,977,625
Industrias Penoles SAB de CV	63,130	1,275,310
		4,252,935

See Notes to Schedule of Investments.

(Continued)

Investments	Shares	Value ($)

Norway — 0.8%
Orkla ASA	294,921	3,178,361

Russia — 0.3%
Gazprom PJSC, ADR	264,519	1,289,833

Singapore — 1.8%
ComfortDelGro Corp. Ltd.	838,810	1,316,768
Haw Par Corp. Ltd.	636,113	6,064,457
		7,381,225
South Korea — 3.4%
Fursys, Inc.	39,392	1,160,436
Hyundai Mobis Co. Ltd.	6,262	1,407,026
Kia Motors Corp.	123,530	3,592,673
KT&G Corp.	47,658	4,471,151
Lotte Confectionery Co. Ltd.	2,996	489,074
Lotte Corp.*	17,807	1,060,836
NongShim Co. Ltd.	6,209	1,782,488
		13,963,684
Sweden — 1.3%
Investor AB, Class A	99,701	4,375,115
Investor AB, Class B	16,963	753,557
		5,128,672
Switzerland — 2.6%
Cie Financiere Richemont SA (Registered)	7,380	663,181
Nestle SA (Registered)	86,181	6,811,878
Pargesa Holding SA	35,541	3,153,510
		10,628,569
Thailand — 1.1%
Bangkok Bank PCL, NVDR	622,905	3,924,282
Bangkok Bank PCL	600	4,144
Thai Beverage PCL	1,290,992	769,945
		4,698,371
Turkey — 0.2%
AG Anadolu Grubu Holding A/S	152,120	924,603

United Kingdom — 7.1%
Berkeley Group Holdings plc	70,340	3,739,242
British American Tobacco plc	62,906	3,636,399
Diageo plc	99,596	3,368,308
GlaxoSmithKline plc	164,917	3,202,859
Hiscox Ltd.	151,321	3,087,396
Liberty Global plc, Class C*	62,865	1,912,982
Lloyds Banking Group plc	3,013,366	2,741,038
TechnipFMC plc	234,971	6,919,896
Unilever NV, CVA	9,476	534,877
WPP plc	4,484	71,258
		29,214,255
United States — 1.4%
Newmont Mining Corp.	33,651	1,314,745
Royal Gold, Inc.	15,855	1,361,469
Willis Towers Watson plc	19,780	3,010,318
		5,686,532
TOTAL COMMON STOCKS (Cost $204,142,982)		301,475,707

Ounces

COMMODITIES — 7.6%

Gold bullion* (Cost $22,033,391)	23,644	31,364,652

		Principal Amount ($)

FOREIGN GOVERNMENT SECURITIES — 2.4%

Indonesia — 0.1%
Indonesia Treasury Bond
8.25%, 7/15/2021	IDR	5,297,000,000	410,717

Malaysia — 0.0%(a)
Malaysia Government Bond
3.66%, 10/15/2020	MYR	648,000	168,624

Mexico — 1.0%
Mexican Bonos
4.75%, 6/14/2018	MXN	39,260,000	2,144,507
5.00%, 12/11/2019	MXN	12,564,600	665,295
6.50%, 6/10/2021	MXN	24,710,000	1,331,160
			4,140,962
Poland — 0.3%
Poland Government Bond
3.25%, 7/25/2019	PLN	4,348,000	1,301,167

Singapore — 1.0%
Singapore Government Bond
0.50%, 4/1/2018	SGD	3,329,000	2,538,993
3.25%, 9/1/2020	SGD	1,882,000	1,480,294
			4,019,287
TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $10,481,624)			10,040,757

U.S. TREASURY OBLIGATIONS — 0.3%

U.S. Treasury Notes
1.13%, 1/15/2019(b) (Cost $993,970)		1,000,000	992,422

See Notes to Schedule of Investments.

(Continued)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS — 16.8%

COMMERCIAL PAPER — 16.8%
Avery Dennison Corp.
2.20%, 4/2/2018(c)	5,567,000	5,565,760
Engie SA
1.56%, 4/10/2018(c)	4,300,000	4,297,442
Eni Finance USA, Inc.
2.25%, 4/2/2018(c)	5,953,000	5,951,680
Entergy Corp.
2.20%, 4/2/2018(c)	6,124,000	6,122,520
LVMH Moet Hennessy Louis Vuitton, Inc.
1.86%, 5/15/2018(c)	1,320,000	1,316,591
1.86%, 5/17/2018(c)	3,147,000	3,138,511
McCormick & Co., Inc.
2.17%, 4/2/2018(c)	2,416,000	2,415,464
Nestle Capital Corp.
1.55%, 4/11/2018(c)	489,000	488,698
1.78%, 5/16/2018(c)	4,000,000	3,990,240
NRW Bank
1.51%, 4/5/2018(c)	4,300,000	4,298,595
Ontario Teachers’ Finance Trust
1.53%, 6/7/2018(c)(d)	3,768,000	3,752,636
Sanofi
1.78%, 5/7/2018(c)	4,510,000	4,500,595
Suncor Energy, Inc.
2.04%, 5/14/2018(c)	4,537,000	4,523,504
Sysco Corp.
2.10%, 4/2/2018(c)	10,020,000	10,017,769
Unilever Capital Corp.
1.65%, 4/17/2018(c)	1,905,000	1,903,171
1.65%, 4/18/2018(c)	2,236,000	2,233,731
VW Credit, Inc.
2.02%, 5/1/2018(c)	4,864,000	4,853,794
TOTAL COMMERCIAL PAPER (Cost $69,391,476)		69,370,701

	Shares

INVESTMENT COMPANIES — 0.0%(a)
JP Morgan U.S. Government Money Market Fund, Agency Shares 1.49%(e)(Cost $76,763)	76,763	76,763

TOTAL SHORT-TERM INVESTMENTS (Cost $69,468,239)		69,447,464

Total Investments — 100.1% (Cost $307,120,206)		413,321,002
Liabilities Less Other Assets — (0.1)%		(411,525)
Net Assets - 100.0%		412,909,477

*                           Non-income producing security.

(a)                   Represents less than 0.05% of net assets.

(b)                   All or a portion of this security is pledged with the custodian for current or potential holdings of forward foreign currency exchange contracts.

(c)                    The rate shown was the current yield as of March 31, 2018.

(d)                   Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of all such securities at March 31, 2018 amounts to $3,752,636, which represents approximately 0.91% of net assets of the Fund.

(e)                    Represents 7-day effective yield as of March 31, 2018.

See Notes to Schedule of Investments.

(Continued)

Forward Foreign Currency Exchange Contracts outstanding as of March 31, 2018

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	460,149	GBP	326,000	Goldman Sachs	6/13/2018	$1,408
USD	3,488,631	EUR	2,808,000	JPMorgan Chase Bank	7/18/2018	5,126
USD	2,508,736	JPY	262,918,000	JPMorgan Chase Bank	7/18/2018	19,686
USD	657,463	EUR	523,000	UBS AG	8/15/2018	7,194
USD	5,108,710	JPY	533,804,000	UBS AG	8/15/2018	44,695
Total unrealized appreciation						78,109
USD	1,075,354	EUR	915,000	HSBC Bank plc	4/18/2018	(51,700)
USD	785,165	GBP	579,000	HSBC Bank plc	4/18/2018	(27,685)
USD	2,359,477	JPY	265,709,000	HSBC Bank plc	4/18/2018	(140,028)
USD	2,837,769	EUR	2,380,000	Bank of New York Mellon	5/16/2018	(99,772)
USD	378,402	GBP	270,000	Bank of New York Mellon	5/16/2018	(1,082)
USD	4,319,235	JPY	474,020,000	Bank of New York Mellon	5/16/2018	(148,030)
USD	6,723,305	EUR	5,542,000	Goldman Sachs	6/13/2018	(131,968)
USD	3,953,337	JPY	431,463,000	Goldman Sachs	6/13/2018	(120,866)
USD	626,175	GBP	449,000	JPMorgan Chase Bank	7/18/2018	(6,661)
USD	3,651,205	JPY	395,860,000	JPMorgan Chase Bank	7/18/2018	(96,410)
Total unrealized depreciation						(824,202)
Net unrealized depreciation						$(746,093)

Abbreviations

ADR	American Depositary Receipt
CVA	Dutch Certification
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
PLN	Polish Zloty
SGD	Singapore Dollar
USD	United States Dollar

See Notes to Schedule of Investments.

(Continued)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Auto Components	0.3%
Automobiles	0.9
Banks	1.6
Beverages	2.5
Building Products	1.1
Capital Markets	0.8
Chemicals	4.4
Commercial Services & Supplies	2.9
Commodities	7.6
Construction & Engineering	0.8
Construction Materials	2.0
Diversified Financial Services	4.0
Diversified Telecommunication Services	0.5
Electrical Equipment	0.3
Electronic Equipment, Instruments & Components	2.7
Energy Equipment & Services	1.7
Food & Staples Retailing	0.4
Food Products	5.2
Foreign Government Securities	2.4
Health Care Equipment & Supplies	1.4
Health Care Providers & Services	0.5
Hotels, Restaurants & Leisure	0.8
Household Durables	1.2
Industrial Conglomerates	2.5
Insurance	4.2
IT Services	0.6
Leisure Products	0.8
Machinery	3.7
Media	1.3
Metals & Mining	4.9
Oil, Gas & Consumable Fuels	3.0
Personal Products	0.1
Pharmaceuticals	4.2
Real Estate Management & Development	4.3
Road & Rail	0.3
Specialty Retail	0.5
Technology Hardware, Storage & Peripherals	0.0 *
Textiles, Apparel & Luxury Goods	0.2
Tobacco	2.0
Trading Companies & Distributors	0.8
Transportation Infrastructure	0.2
U.S. Treasury Obligations	0.3
Wireless Telecommunication Services	3.4
Short-Term Investments	16.8
Total Investments	100.1%

*   Less than 0.05%

See Notes to Schedule of Investments.

(Continued)

FIRST EAGLE OVERSEAS VARIABLE FUND

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

Note 1 — Significant Accounting Policies

First Eagle Variable Funds (the “Trust”) is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of one portfolio, First Eagle Overseas Variable Fund (the “Fund”). The Trust is a Delaware statutory trust and was until March 31, 2004 a Maryland Corporation operating under the name First Eagle Variable Funds, Inc. The First Eagle Overseas Variable Fund seeks long-term growth of capital by investing primarily in equities, including common and preferred stocks, warrants or other similar rights, and convertible securities, issued by non-U.S. companies. The shares of the Fund may be purchased only by the separate accounts of insurance companies for the purpose of funding variable life insurance policies and variable annuity contracts. At March 31, 2018, the Fund is offered as an investment option by two insurance companies and accordingly a decision by any insurance company to withdraw its participation may have a negative impact on the Fund.

First Eagle Investment Management, LLC (the “Adviser”), a subsidiary of First Eagle Holdings, Inc. (“First Eagle Holdings”), manages the Fund. Investment funds managed by The Blackstone Group, LP and Corsair Capital LLC and certain co-investors own a controlling interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P.

The following is a summary of significant accounting policies that are adhered to by the Fund. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946—Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”).

a)  Investment valuation — The Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The net asset value per share is computed by dividing the total current value of the assets of the Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security (including an option), other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is generally valued at the price of the official closing price (last sales price if an official closing price is not available) on the primary trading exchange as of the close of business. If there are no round lot sales on such date, such portfolio investment will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security is traded on the NASDAQ, in which case, it is valued at the NASDAQ Official Closing Price. Such prices are provided by approved pricing vendors or other independent pricing sources.

All bonds, whether listed on an exchange or traded in the over-counter-market, for which market quotations are readily available, are generally priced at the evaluated bid price. Broker-Dealers or pricing services use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Short-term investments are valued at evaluated bid prices.

Commodities (such as physical metals) are valued at the indicative mean of the best-bid/best-offer immediately prior to the time trading on the NYSE closes (normally 4:00 p.m. Eastern Time), as provided by an independent pricing source.

Forward foreign currency exchange contracts are valued at the current cost of covering or offsetting such contracts by reference to forward currency rates at the time the NYSE closes (normally 4:00 p.m. Eastern Time), as provided by an independent pricing source.

The exchange rates as of the NYSE Close (normally 4:00 p.m. Eastern Time) are used to convert foreign security prices into U.S. dollars.

Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the official close on the primary exchange or market on which they are traded. In the absence of such a quotation, a security may be valued at the last quoted sales price on the most active exchange or market as determined by the independent pricing agent. The Fund uses pricing services to identify the market prices of publicly traded securities in its portfolio. When market prices are determined to be “stale” as a result of limited market activity for a particular holding, or in other circumstances when market prices are unavailable, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be “fair valued” in accordance with procedures approved by the Board of Trustees (“Board”). The values assigned to the Fund’s holdings therefore may differ on occasion from reported market values.

The Fund has adopted procedures under which movements in the prices for U.S. securities (beyond specified thresholds) occurring after the close of a foreign market may require fair valuation of securities traded in that foreign market. The determination of whether a particular foreign investment should be fair valued will be based on review of a number of factors, including developments in foreign markets and security-specific events. The values assigned to the Fund’s foreign holdings therefore may differ on occasion from reported market values. The Board and the Adviser believe relying on the procedures as just described will result in prices that are more reflective of the actual market value of portfolio securities held by the Fund than relying solely on reported market values.

The Fund adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in GAAP and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Other significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The significant unobservable inputs that may be used in determining valuations for investments identified within Level 3 are market comparables and the enterprise value of a company. Indications of value and quotations may be observable at any given time, but are currently treated by the Fund as unobservable. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability, probability of insolvency and probability of default may decrease (increase) the fair value measurement.

Fair valuation of securities, other financial investments or other assets (collectively, “securities”) held by the Fund shall be determined in good faith under the supervision and responsibility of the Board. The Board has created a Board Valuation Committee (the “Committee”) to oversee the execution of the valuation and liquidity procedures for the Fund.

It is the policy of the Fund to recognize significant transfers between Levels 1, 2 and 3 and to value those transfers as of the beginning of the period.

Description	Level 1	Level 2(a)	Level 3	Total
Assets:†
Common Stocks	$165,913,262	$135,562,445	$—	$301,475,707
Commodity *	31,364,652	—	—	31,364,652
Foreign Government Securities	—	10,040,757	—	10,040,757
Short-Term Investments	76,763	69,370,701	—	69,447,464
U.S. Treasury Obligations	—	992,422	—	992,422
Forward Foreign Currency Exchange Contracts **	—	78,109	—	78,109
Total	$197,354,677	$216,044,434	$—	$413,399,111

Liabilities:
Forward Foreign Currency Exchange Contracts**	$—	$(824,202)	$—	$(824,202)
Total	$—	$(824,202)	$—	$(824,202)

(a) Transfers into/out of Level 2 represent value as of the beginning of the period. Common stocks valued at $23,372,473 were transferred from Level 1 to Level 2 during the three-month period ended March 31, 2018. At December 31, 2017, these securities were valued using quoted market prices in active markets; at March 31, 2018, these securities were valued based on fair value adjustment factors. Common stocks valued at $90,811,772 were transferred from Level 2 to Level 1 during the three-month period ended March 31, 2018. At December 31, 2017, these securities were valued based on fair value adjustment factors; at March 31, 2018, these securities were valued using quoted market prices in active markets.

† See Schedule of Investments for additional detailed categorizations.

* Represents gold bullion.

** Forward Foreign Currency Exchange contracts are valued at net unrealized appreciation (depreciation) on the investment.

b)  Forward foreign currency exchange contracts — In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Fund has entered into forward foreign currency exchange contracts. The Fund enters into forward foreign currency exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. The Fund’s currency transactions include portfolio hedging on portfolio positions. Portfolio hedging is the use of a forward foreign currency exchange contract (or other cash management position) with respect to one or more portfolio security positions denominated or quoted in a particular currency. Currency exchange transactions involve currencies of different countries that the Fund invests in and serves as hedges against possible variations in the exchange rates between the currencies and the U.S. dollar. The Fund engages in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. Hedging can reduce exposure to currency exchange movements, but cannot eliminate that exposure. It is possible to lose money under a hedge.

The Fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after the Fund’s Schedule of Investments. For the period ended March 31, 2018, the average monthly outstanding currency purchased and/or sold in U.S. dollars for forward foreign currency exchange contracts totaled $376,854 and $34,967,577, respectively.

The Fund adopted provisions surrounding disclosures of derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency-risk-related contingent features in derivative agreements.

In order to better define its contractual rights and to secure rights that may help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. With respect to certain counterparties, in accordance with the terms of the ISDA Master Agreement, the Fund may be required to post or receive collateral in the form of cash or debt securities issued by the U.S. Government or related agencies. Daily movement of cash collateral is subject to minimum threshold amounts. Cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Collateral received by the Fund is held in a segregated account at the Fund’s custodian bank. These amounts are not reflected on the Fund’s Statement of Assets and Liabilities and are disclosed in the table below. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

At March 31, 2018, the Fund had the following forward foreign currency exchange contracts grouped into appropriate risk categories illustrated below:

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net Realized Gains (Losses)	Change in Appreciation (Depreciation)
Foreign currency	$78,109	$824,202	$(452,040)	$(743,214)

The following tables present the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Fund as of March 31, 2018:

Counterparty	Gross Amounts of Assets Presented in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount (Not Less Than $0)
Goldman Sachs	$1,408	$(1,408)	$—	$—
JPMorgan Chase Bank	24,812	(24,812)	—	—
UBS AG	51,889	—	—	51,889
	$78,109	$(26,220)	$—	$51,889

Counterparty	Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount (Not Less Than $0)
Bank of New York Mellon	$248,884	$—	$—	$248,884
Goldman Sachs	252,834	(1,408)	(251,426)	—
HSBC Bank plc	219,413	—	—	219,413
JPMorgan Chase Bank	103,071	(24,812)	—	78,259
	$824,202	$(26,220)	$(251,426)	$546,556

Item 2. Controls and Procedures.

a)             The registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures as of the Evaluation Date.

b)             There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a))are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Eagle Variable Funds
By	/s/ Mehdi Mahmud
Mehdi Mahmud, President

Date: May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Mehdi Mahmud
Mehdi Mahmud, Principal Executive Officer		Date: May 24, 2018

/s/ Joseph T. Malone
Joseph T. Malone, Principal Financial Officer		Date: May 24, 2018